Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
38	SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after December 31, 2025 up through July 3, 2026, which is the date that these consolidated financial statements are available for distribution. Other than the events disclosed below:

●	On January 16, 2026, 43,805 (2,628,270 prior to 1 to 60 reverse share splits), and on March 4, 2026, 107,737 ordinary shares were issued to Alumni Capital LP, in aggregate, to the exercise of warrants.
●	On February 24, 2026, 205,000 (12,300,000 prior to the 1-for-60 reverse share split) ordinary shares were issued to certain shareholders of Reveillon Group Limited as a deposit in connection with the Company’s right to acquire additional shares of Reveillon Group Limited from those shareholders at a predetermined price following the successful listing of Reveillon Group Limited on Nasdaq.

●	On February 24, 2026, 295,000 (17,700,000 prior to 1 to 60 reverse share splits) ordinary shares were issued as referral fees in connection with the introduction of new project and investor to the Group.

●	On March 17, 2026, 710,509 ordinary shares were issued, in aggregate, to certain of our executive officers pursuant to Employee Stock Ownership Plan.

●	During January 21, 2026, until March 4, 2026, 105,991 (6,359,432 prior to 1 to 60 reverse share splits) and 853,796 ordinary shares were issued to Esousa Group Holdings LLC, in aggregate, to pursue the purchase and sale of securities agreement signed with Esousa Group Holdings LLC in January 20, 2026.

●	During March 6, 2026, until June 26, 2026, 2,102,494 ordinary shares were issued to Esousa Group Holdings LLC, in aggregate, to pursue the purchase and sale of securities agreement signed with Esousa Group Holdings LLC in March 6, 2026.

●	On March 11, 2026, 223,608 ordinary shares were issued to Alumni Capital LP, pursuant to securities purchase agreement in which Alumni could purchase convertible notes (“Convertible Notes”).

●	On March 11, 2026 and March 31, 2026, 3,270 ordinary shares were issued to Alex Chua Siong Kiat, executive director, in aggregate, pursuant to his employment agreements.

●	On April 6, 2026, 200,000 ordinary shares were issued to certain suppliers pursuant to the commission agreements signed on 1 April 2026 in connection to the referral investor to the Group.

●	From May 20, 2026, until May 26, 2026, 1,854,135 ordinary shares were issues to CEO Dato Hoo Voon Him, in aggregate, to pursuant the securities purchase agreement.

●	On June 3, 2026, 818,258 ordinary shares were issued to S2MA Capital to subscribe Oobit token, which functions as the native utility token for the Oobit cryptocurrency.

●	On June 4, 2026, 132,329 ordinary shares were issued to various investors for US$7.86 per share pursuant the securities purchase agreement.

●	On March 11, 2026, and June 5, 2026, 717,000 ordinary shares were issued as referral fees in connection with the introduction of new project and investor to the Group.

●	On April 30, 2026, 480,000 ordinary shares were issued to Brown Stone Capital Limited and Abri Advisory Limited as consideration for service rendered to the Company.